Commitment and contingencies (Tables)	12 Months Ended
Mar. 31, 2025
Commitment And Contingencies
Schedule of contingent liabilities

b) Contingent liabilities

i) Contingent liabilities not provided for in respect of:

	March 31, 2024	March 31, 2025
Claims against the Group not recognized as debts*	114,410	103,829
Service tax demand**	311,889	35,377
Income tax demand***	286,860	821,929
Goods and service tax demand****	-	64,689
Bank Guarantee (refer note 32)	-	121,000
	713,159	1,146,824

*	These represent claims made by the customers due to service related issues, which are contested by the Group and are pending in various District Consumer Redressal Forums in India. Also these include demand raised under Section 6 of The Employees’ Provident Fund and Misc. Provisions Act,1952 for the financial year 2017-18 and 2018-19. The management does not expect these claims/ demands to succeed and, accordingly, no provision has been recognized in the consolidated financial statements. Therefore the same has been classified as a contingent liability.